SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		18 Months Ended			18 Months Ended	1 Months Ended
	May 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Aug. 10, 2011	Mar. 31, 2013 Credit Agreements [Member]	Apr. 22, 2013 Subsequent Event [Member]	Apr. 11, 2013 Subsequent Event [Member]	May 09, 2013 Subsequent Event [Member] Revolving Credit Facility [Member]
Additional Line Of Credit Facility Revolving Credit											$ 500,000
Line of Credit Facility, Amount Outstanding		235,902		361,586		235,902		2,000,000			734,000
Notes Payable, Current											234,000
Note Payable Expiration Date									Aug. 10, 2013
Line Of Credit Facility Expiration Date1									Apr. 10, 2014
Line of Credit Facility, Interest Rate Description									Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal's prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company's assets.
Revolving Credit Facility Amount												130,000
Services (in shares)	5,000									4,000
Services	32,400			32,400	74,573					7,720
Other Liabilities							170,686
Gain on extinguishment of debt		70,900	0			72,108
Payment Of Bank Liabilities		$ 99,000				$ 98,578